SCHEDULE OF INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory
Smart cart parts	$ 2,919	$ 342
Raw materials	473	454
Inventory	$ 3,392	$ 796